Fair value measurements (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in fair value of derivatives
Change in fair value of derivatives	84,874	74,528	(49,071)
Embedded foreign currency derivatives
Change in fair value of derivatives
Change in fair value of derivatives	(5,464)	(1,024)	6,488
Capped call options
Change in fair value of derivatives
Change in fair value of derivatives	(9,127)	5,094	(453)
Embedded derivatives underlying convertible notes
Changes in fair value of liabilities measured on recurring basis using unobservable input
Balance at the beginning of the period	(66,174)	(136,632)
Unrealized gains included in Change in fair value of derivatives	66,142	70,458
Balance at the end of the period	(32)	(66,174)	(136,632)
Change in fair value of derivatives
Change in fair value of derivatives	66,142	70,458	(55,106)
Foreign exchange forward contracts | Not designated as hedging instruments
Change in fair value of derivatives
Change in fair value of derivatives	33,323